SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Depreciation Rates for Property and Equipment
%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 30 (mainly 30)
Leasehold improvements	shorter of the term of the lease or useful life